Reverse Takeover Transaction with NCAC (Tables)	12 Months Ended
Mar. 31, 2026
Reverse Takeover Transaction with NCAC [Abstract]
Schedule of Listing Expenses

The calculation of listing expenses is as follows:

Listing Expense
Consideration paid:
Shares issued to NCAC shareholders	2,086
Total consideration shares issued	2,086
Fair value of the common shares	$17,895.14
Deemed consideration amount for the common shares issued	$37,336,416

Net identifiable liabilities acquired:
Cash and cash equivalent	$203
Accounts payable and accrued liabilities	$(2,136,505)
NCAC promissory note (Note 18)	$(1,413,529)
Derivative warrant liabilities (Note 13)	$(595,358)
Net liabilities acquired	$4,145,189

Listing expense	$41,481,605